Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Consumer Services — 7.0%
2U Inc.(a)	1,304	$7,224
Chegg Inc.(a)(b)	1,904	34,234
Duolingo Inc, Class A(a)	470	63,995
New Oriental Education & Technology Group Inc.(a)	19,900	90,376
		195,829
Diversified Telecommunication Services — 0.3%
Bandwidth Inc., Class A(a)	575	6,998

Entertainment — 22.4%
Activision Blizzard Inc.	749	58,205
Electronic Arts Inc.	428	54,476
HUYA Inc., ADR(a)	1,520	4,940
iQIYI Inc., ADR(a)	6,813	41,559
Kahoot! ASA(a)	5,294	13,820
Netflix Inc.(a)	177	58,398
Nexon Co. Ltd.	2,600	58,735
Nintendo Co. Ltd.	1,300	54,960
Paradox Interactive AB	532	13,073
Roku Inc.(a)(b)	932	52,388
Spotify Technology SA(a)	705	94,188
Take-Two Interactive Software Inc.(a)	522	64,879
Ubisoft Entertainment SA(a)	1,632	47,797
XD Inc.(a)	4,400	13,947
		631,365
Consumer Staples Distribution & Retail — 6.0%
Alibaba Health Information Technology Ltd.(a)	60,000	43,248
Dada Nexus Ltd., ADR(a)	4,416	26,761
JD Health International Inc.(a)(c)	6,200	44,740
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	8,700	21,748
Shop Apotheke Europe NV(a)(c)	236	23,560
Zur Rose Group AG(a)(b)	198	8,663
		168,720
Health Care Technology — 1.8%
Teladoc Health Inc.(a)(b)	1,939	51,442

Hotels, Restaurants & Leisure — 9.7%
Deliveroo PLC(a)(c)	13,748	18,902
Delivery Hero SE(a)(c)	1,259	50,324
DoorDash Inc., Class A(a)	1,026	62,781
Just Eat Takeaway.com NV(a)(c)	2,379	41,718
Meituan, Class B(a)(c)	2,650	45,290
Zomato Ltd.(a)	67,594	54,051
		273,066
Household Durables — 2.1%
GN Store Nord A/S(a)	2,228	59,479

Interactive Media & Services — 9.6%
Bumble Inc., Class A(a)(b)	1,446	26,332
fuboTV Inc.(a)	3,204	3,653
Hello Group Inc., ADR	2,630	21,987
JOYY Inc., ADR	949	28,878
Match Group Inc.(a)	1,165	42,988
Meitu Inc.(a)(c)	66,000	18,456
Rumble Inc.(a)(b)	1,724	13,723
Snap Inc., Class A, NVS(a)	5,394	46,982
Tencent Holdings Ltd.	1,500	66,624
		269,623

Security	Shares	Value

IT Services — 2.5%
Cloudflare Inc., Class A(a)	1,172	$55,143
Megaport Ltd.(a)	4,026	15,223
		70,366
Leisure Products — 1.3%
Peloton Interactive Inc., Class A(a)(b)	4,250	37,740

Media — 1.3%
Viaplay Group AB, Class B(a)	1,380	35,263

Software — 35.7%
8x8 Inc.(a)	2,893	8,303
Asana Inc., Class A(a)	1,512	24,464
Box Inc., Class A(a)	1,951	51,623
Braze Inc., Class A(a)	1,053	30,958
Cerence Inc.(a)	1,066	27,236
Consensus Cloud Solutions Inc.(a)(b)	496	18,516
Dropbox Inc., Class A(a)	2,428	49,385
Esker SA	148	22,532
Everbridge Inc.(a)	1,069	28,093
Five9 Inc.(a)	834	54,077
GB Group PLC	6,630	27,107
Gen Digital, Inc.	2,380	42,055
Instructure Holdings Inc.(a)	252	6,686
Justsystems Corp.	900	23,782
Life360 Inc.(a)(c)	10,305	35,253
LivePerson Inc.(a)	1,902	8,806
Microsoft Corp.	224	68,826
Mitek Systems Inc.(a)	1,177	10,617
Monday.com Ltd.(a)	425	51,816
Nice Ltd.(a)	282	57,804
PagerDuty Inc.(a)(b)	2,173	65,320
PowerSchool Holdings Inc., Class A(a)	954	19,919
RingCentral Inc., Class A(a)	1,479	40,761
Smartsheet Inc., Class A(a)	1,494	61,060
Tyler Technologies Inc.(a)	166	62,919
Verint Systems Inc.(a)	1,416	51,670
WingArc1st Inc.	500	8,162
Zoom Video Communications Inc., Class A(a)	762	46,810
		1,004,560
Total Long-Term Investments — 99.7%
(Cost: $5,367,851)		2,804,451

Short-Term Securities

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	285,182	285,267

Total Short-Term Securities — 10.1%
(Cost: $285,314)		285,267

Total Investments — 109.8%
(Cost: $5,653,165)		3,089,718

Liabilities in Excess of Other Assets — (9.8)%		(276,759)

Net Assets — 100.0%		$2,812,959

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
April 30, 2023

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$456,546	$—		$(171,241	)(a)	$26	$(64)	$285,267	285,182	$2,624	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	17		—
						$26	$(64)	$285,267		$2,641		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,821,788	$982,663	$—	$2,804,451

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$285,267	$—	$—	$285,267
	$2,107,055	$982,663	$—	$3,089,718

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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